Employee Benefits (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Employee benefits [Abstract]
1% increase in the Discount Rate (Gain)	$ 1,457,410	$ 1,421,484
1% decrease in the Discount Rate (Loss)	$ (1,684,968)	$ (1,649,255)